                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for Calendar Quarter Ended: September 30, 2009

Check here if amendment  [_]  Amendment Number
                                               -----------------------
    This Amendment (Check only one.):    [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager filing this report:

Name:    Tuckerman Group, LLC
Address: 4 International Drive, Suite 230
         Rye Brook, NY 10573

Form 13F File Number: 28-11339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:      Joe Hedrick
Title      Vice President
Telephone: 617-664-1441

Signature, Place, and Date of Signing:


     /s/ JOE HEDRICK               Boston, Massachusetts       November 09, 2009
----------------------------       ---------------------       -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

File Number     Name
-----------     ----
28-00399        State Street Corporation